RELATED PARTY TRANSACTIONS (Disclosure of remuneration of directors and other members of key management personnel) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Related party transactions [abstract]
Short-term benefits	$ 490,000	$ 652,167
Stock-based compensation	2,602,803	1,714,944
Total remuneration	$ 3,092,803	$ 2,367,111